Document and Entity Information	May 29, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 29, 2025
Entity Registrant Name	TECHPOINT, INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-55843
Entity Tax Identification Number	80-0806545
Entity Address Address Line 1	2550 N. First Street
Entity Address Address Line 2	#550
Entity Address City Or Town	San Jose
Entity Address State Or Province	CA
Entity Address Postal Zip Code	95131
City Area Code	408
Local Phone Number	324-0588
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001556898
Amendment Flag	false